Cost of Sales - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cost Of Sales [Line Items]
Depreciation And Amortisation Expense	€ 7,895	€ 10,144	€ 11,709
Other manufacturing costs [member] | Cost of sales [member]
Disclosure Of Cost Of Sales [Line Items]
Depreciation And Amortisation Expense	€ 7,895	€ 10,144	€ 11,709